SHARE-BASED COMPENSATION - Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Expected term, in years	4 years 7 months 9 days	4 years 4 months 24 days	6 years 3 months
Expected volatility	66.00%	64.00%	65.00%
Risk-Free interest rate,minimum	1.54%	0.48%	0.46%
Risk-Free interest rate,maximum	4.36%	1.01%	1.74%
Expected dividend yield	0.00%	0.00%	0.00%